Fair value measurements - Schedule of movements in Level 3 financial instruments (Detail) - Recurring [Member] - Level 3 [Member] - JPY (¥) ¥ in Billions		3 Months Ended			6 Months Ended
		Sep. 30, 2021		Sep. 30, 2020	Sep. 30, 2021		Sep. 30, 2020
Assets [Abstract]
Beginning balance, Assets		¥ 624		¥ 556	¥ 566		¥ 722
Total gains (losses) recognized in net revenue, Assets	[1]	28		6	44		(19)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	147		108	306		188
Sales/ redemptions, Assets	[2]	(200)		(198)	(321)		(366)
Settlements, Assets		11		(10)	14		(25)
Foreign exchange movements, Assets		5		(8)	4		(11)
Transfers into Level 3, Assets	[3],[4]	41		11	55		37
Transfers out of Level 3, Assets	[4]	7		(3)	(5)		(64)
Ending balance, Assets		663		462	663		462
Liabilities [Abstract]
Beginning balance, Liabilities		639		487	694		441
Total gains (losses) recognized in net revenue, Liabilities	[1]	5		(9)	(20)		(32)
Total gains (losses) recognized in other comprehensive income, Liabilities		0		(2)	2		2
Purchases/ issues, Liabilities	[2]	180		128	384		232
Sales/ redemptions, Liabilities	[2]	(170)		(84)	(363)		(175)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0	0		(1)
Transfers into Level 3, Liabilities	[3],[4]	14		25	35		49
Transfers out of Level 3, Liabilities	[4]	(29)		(15)	(139)		(24)
Ending balance, Liabilities		629		552	629		552
Trading assets and private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		397		382	366		472
Total gains (losses) recognized in net revenue, Assets	[1]	1		7	6		(3)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	139		100	292		163
Sales/ redemptions, Assets	[2]	(186)		(183)	(298)		(294)
Settlements, Assets
Foreign exchange movements, Assets		3		(4)	2		(6)
Transfers into Level 3, Assets	[3],[4]	14		6	26		22
Transfers out of Level 3, Assets	[4]	(4)		(10)	(30)		(56)
Ending balance, Assets		364		298	364		298
Trading assets and private equity and debt investments [Member] | Equities [Member]
Assets [Abstract]
Beginning balance, Assets		11		11	16		14
Total gains (losses) recognized in net revenue, Assets	[1]	0		2	0		2
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	1		22	1		22
Sales/ redemptions, Assets	[2]	(1)		(24)	(6)		(27)
Settlements, Assets
Foreign exchange movements, Assets		0		0	0		0
Transfers into Level 3, Assets	[3],[4]	1		0	2		0
Transfers out of Level 3, Assets	[4]	0		(1)	(1)		(1)
Ending balance, Assets		12		10	12		10
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		45		37	58		31
Total gains (losses) recognized in net revenue, Assets	[1]	(1)		1	2		3
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	4		11	3		17
Sales/ redemptions, Assets	[2]	(1)			(3)		(2)
Settlements, Assets
Foreign exchange movements, Assets		0		0	0		0
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]				(13)
Ending balance, Assets		47		49	47		49
Trading assets and private equity and debt investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		2		2	2		2
Total gains (losses) recognized in net revenue, Assets	[1]	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	0		0	0		0
Sales/ redemptions, Assets	[2]	0		0	0		0
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets	[3],[4]						0
Transfers out of Level 3, Assets	[4]			0			0
Ending balance, Assets		2		2	2		2
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		13		10	12		8
Total gains (losses) recognized in net revenue, Assets	[1]	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	1		5	6		11
Sales/ redemptions, Assets	[2]	(5)		(4)	(9)		(7)
Settlements, Assets
Foreign exchange movements, Assets		0		0	0		0
Transfers into Level 3, Assets	[3],[4]	1		2	2		3
Transfers out of Level 3, Assets	[4]	0		0	(1)		(2)
Ending balance, Assets		10		13	10		13
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Beginning balance, Assets		131		207	135		228
Total gains (losses) recognized in net revenue, Assets	[1]	1		2	2		(1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	18		14	32		25
Sales/ redemptions, Assets	[2]	(27)		(86)	(45)		(115)
Settlements, Assets
Foreign exchange movements, Assets		1		(3)	1		(3)
Transfers into Level 3, Assets	[3],[4]	12		4	22		19
Transfers out of Level 3, Assets	[4]	(4)		(9)	(15)		(24)
Ending balance, Assets		132		129	132		129
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		8		1	8		1
Total gains (losses) recognized in net revenue, Assets	[1]	0		1	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]				0		1
Sales/ redemptions, Assets	[2]	0		0	0		0
Settlements, Assets
Foreign exchange movements, Assets		0			0
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]	0			0		0
Ending balance, Assets		8		2	8		2
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		7		21	6		62
Total gains (losses) recognized in net revenue, Assets	[1]	1		0	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	1			3		10
Sales/ redemptions, Assets	[2]	(2)		(1)	(2)		(29)
Settlements, Assets
Foreign exchange movements, Assets		0		0	0		(1)
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]						(22)
Ending balance, Assets		7		20	7		20
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Beginning balance, Assets		158		82	106		94
Total gains (losses) recognized in net revenue, Assets	[1]	0		0	3		(5)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	84		25	195		41
Sales/ redemptions, Assets	[2]	(121)		(44)	(182)		(66)
Settlements, Assets
Foreign exchange movements, Assets		2		(1)	1		(2)
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]						0
Ending balance, Assets		123		62	123		62
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Beginning balance, Assets		21		11	23		32
Total gains (losses) recognized in net revenue, Assets	[1]	0		1	(1)		(2)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	15		23	36		36
Sales/ redemptions, Assets	[2]	(13)		(24)	(35)		(48)
Settlements, Assets
Foreign exchange movements, Assets		0		0	0		0
Transfers into Level 3, Assets	[3],[4]			0			0
Transfers out of Level 3, Assets	[4]						(7)
Ending balance, Assets		23		11	23		11
Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Beginning balance, Assets		1		0	0		0
Total gains (losses) recognized in net revenue, Assets	[1]	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	15			16
Sales/ redemptions, Assets	[2]	(16)			(16)
Settlements, Assets
Foreign exchange movements, Assets		0		0	0		0
Transfers into Level 3, Assets	[3],[4]				0
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		0		0	0		0
Equity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	(39)		(16)	(41)		19
Total gains (losses) recognized in net revenue, Assets	[1],[5]	21		(6)	20		(28)
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]	3		(8)	1		(15)
Foreign exchange movements, Assets	[5]	(1)		0	(1)		0
Transfers into Level 3, Assets	[3],[4],[5]	6		5	(2)		13
Transfers out of Level 3, Assets	[4],[5]	19		6	32		(8)
Ending balance, Assets	[5]	9		(19)	9		(19)
Interest rate contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	(41)		(66)	(43)		(54)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	(1)		2	(3)		(4)
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]	9		4	11		1
Foreign exchange movements, Assets	[5]	0		0	(1)		0
Transfers into Level 3, Assets	[3],[4],[5]	5		(2)	6		(4)
Transfers out of Level 3, Assets	[4],[5]	0		4	2		3
Ending balance, Assets	[5]	(28)		(58)	(28)		(58)
Credit contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	(31)		(8)	(38)		(1)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	(5)		(4)	(1)		(10)
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]	1		(4)	3		(2)
Foreign exchange movements, Assets	[5]	0		0	0		0
Transfers into Level 3, Assets	[3],[4],[5]	(2)			(2)		(3)
Transfers out of Level 3, Assets	[4],[5]	0		1	1		1
Ending balance, Assets	[5]	(37)		(15)	(37)		(15)
Foreign exchange contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	9		0	15		7
Total gains (losses) recognized in net revenue, Assets	[1],[5]	4		0	(3)		2
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]	(2)		(2)	(1)		(9)
Foreign exchange movements, Assets	[5]	0		0	0		0
Transfers into Level 3, Assets	[3],[4],[5]	0		0	0		(3)
Transfers out of Level 3, Assets	[4],[5]	(1)		2	(1)		3
Ending balance, Assets	[5]	10		0	10		0
Derivatives, net [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	(102)		(90)	(107)		(29)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	19		(8)	13		(40)
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]	11		(10)	14		(25)
Foreign exchange movements, Assets	[5]	(1)		0	(2)		0
Transfers into Level 3, Assets	[3],[4],[5]	9		3	2		3
Transfers out of Level 3, Assets	[4],[5]	18		13	34		(1)
Ending balance, Assets	[5]	(46)		(92)	(46)		(92)
Subtotal [Member]
Assets [Abstract]
Beginning balance, Assets		295		292	259		443
Total gains (losses) recognized in net revenue, Assets	[1]	20		(1)	19		(43)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	139		100	292		163
Sales/ redemptions, Assets	[2]	(186)		(183)	(298)		(294)
Settlements, Assets		11		(10)	14		(25)
Foreign exchange movements, Assets		2		(4)	0		(6)
Transfers into Level 3, Assets	[3],[4]	23		9	28		25
Transfers out of Level 3, Assets	[4]	14		3	4		(57)
Ending balance, Assets		318		206	318		206
Loans and receivables [Member]
Assets [Abstract]
Beginning balance, Assets		111		98	104		96
Total gains (losses) recognized in net revenue, Assets	[1]	3		2	2		3
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	8		8	14		25
Sales/ redemptions, Assets	[2]	(11)		(15)	(18)		(36)
Settlements, Assets
Foreign exchange movements, Assets		1		(1)	2		(2)
Transfers into Level 3, Assets	[3],[4]	18		2	27		9
Transfers out of Level 3, Assets	[4]	(7)		(6)	(8)		(7)
Ending balance, Assets		123		88	123		88
Collateralized agreements [Member]
Assets [Abstract]
Beginning balance, Assets		16		19	18		15
Total gains (losses) recognized in net revenue, Assets	[1]	0		(1)	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]
Sales/ redemptions, Assets	[2]	(3)			(5)
Settlements, Assets
Foreign exchange movements, Assets		0		0	0		0
Transfers into Level 3, Assets	[3],[4]						3
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		13		18	13		18
Other [Member]
Assets [Abstract]
Beginning balance, Assets		202		147	185	[6]	168
Total gains (losses) recognized in net revenue, Assets	[1]	5		6	23		21
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]			0	0		0
Sales/ redemptions, Assets	[2]			0	0		(36)
Settlements, Assets
Foreign exchange movements, Assets		2		(3)	2		(3)
Transfers into Level 3, Assets	[3],[4]	0			0
Transfers out of Level 3, Assets	[4]				(1)		0
Ending balance, Assets		209	[6]	150	209	[6]	150
Trading liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		2		4	7		2
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	2		5	3		8
Sales/ redemptions, Liabilities	[2]	(1)		(3)	(3)		(5)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0	0		0
Transfers into Level 3, Liabilities	[3],[4]	4		0	3		1
Transfers out of Level 3, Liabilities	[4]	(1)		(1)	(4)		(1)
Ending balance, Liabilities		6		5	6		5
Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		1	0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]			(1)	0		0
Sales/ redemptions, Liabilities	[2]	0		0	0		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0	0		0
Transfers into Level 3, Liabilities	[3],[4]						0
Transfers out of Level 3, Liabilities	[4]			0	0		0
Ending balance, Liabilities		0		0	0		0
Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0	1		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]			0			0
Sales/ redemptions, Liabilities	[2]	0			(1)		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0	0		0
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4]
Ending balance, Liabilities		0		0	0		0
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		2		2	5		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	2		1	3		2
Sales/ redemptions, Liabilities	[2]	(1)		0	(1)		(1)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0	0		0
Transfers into Level 3, Liabilities	[3],[4]	4		0	3		1
Transfers out of Level 3, Liabilities	[4]	(1)		(1)	(4)		(1)
Ending balance, Liabilities		6		2	6		2
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		1	1		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0		5	0		6
Sales/ redemptions, Liabilities	[2]	0		(3)	(1)		(4)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0	0		0
Transfers into Level 3, Liabilities	[3],[4]				0
Transfers out of Level 3, Liabilities	[4]
Ending balance, Liabilities		0		3	0		3
Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0	0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]				0
Sales/ redemptions, Liabilities	[2]	0		0	0		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0	0		0
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4]
Ending balance, Liabilities		0		0	0		0
Short-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		94		30	103		29
Total gains (losses) recognized in net revenue, Liabilities	[1]	2		0	(7)		(2)
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0	0		0
Purchases/ issues, Liabilities	[2]	49		59	92		84
Sales/ redemptions, Liabilities	[2]	(48)		(21)	(89)		(46)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0	0		(1)
Transfers into Level 3, Liabilities	[3],[4]	3		8	8		11
Transfers out of Level 3, Liabilities	[4]	(10)		(2)	(35)		(5)
Ending balance, Liabilities		86		74	86		74
Payables and deposits [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		2		1	1		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0	0		0
Purchases/ issues, Liabilities	[2]	0			0
Sales/ redemptions, Liabilities	[2]			0			0
Settlements, Liabilities
Foreign exchange movements, Liabilities
Transfers into Level 3, Liabilities	[3],[4]	0			1
Transfers out of Level 3, Liabilities	[4]	0			0
Ending balance, Liabilities		2		1	2		1
Collateralized financing [Member]
Liabilities [Abstract]
Beginning balance, Liabilities					1
Total gains (losses) recognized in net revenue, Liabilities	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities					0
Purchases/ issues, Liabilities	[2]
Sales/ redemptions, Liabilities	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4]				(1)
Ending balance, Liabilities
Long-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		508		447	547		409
Total gains (losses) recognized in net revenue, Liabilities	[1]	5		(4)	(9)		(21)
Total gains (losses) recognized in other comprehensive income, Liabilities		0		(2)	2		2
Purchases/ issues, Liabilities	[2]	129		61	289		136
Sales/ redemptions, Liabilities	[2]	(110)		(60)	(256)		(124)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0	0		0
Transfers into Level 3, Liabilities	[3],[4]	7		16	23		36
Transfers out of Level 3, Liabilities	[4]	(18)		(11)	(99)		(17)
Ending balance, Liabilities		511		459	511		459
Other liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		33		5	35		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	(2)		(5)	(4)		(9)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0		3	0		4
Sales/ redemptions, Liabilities	[2]	(11)			(15)		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0	0		0
Transfers into Level 3, Liabilities	[3],[4]			1	0		1
Transfers out of Level 3, Liabilities	[4]	0		(1)	0		(1)
Ending balance, Liabilities		¥ 24		¥ 13	¥ 24		¥ 13

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity and debt investments, and also within Gain on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	Amounts of gains and losses on these transfers which were recognized in the period when the Transfers into Level 3 occurred were not significant for the six and three months ended September 30, 2020 and 2021.
[4]	Transfers into Level 3 indicate certain valuation inputs of a financial instrument become unobservable or significant. Transfers out of Level 3 indicate certain valuation inputs of a financial instrument become observable or insignificant. See Quantitative and qualitative information regarding significant unobservable inputs above for the valuation inputs of each financial instruments.
[5]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[6]	Valuation technique(s) and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.